Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	AVG
Entity Registrant Name	AVG TECHNOLOGIES N.V.
Entity Central Index Key	0001528903
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Class A Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,200,000
Class B Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,600,000
Class E shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,000,000